02.28 Fidelity California Municipal Income Fund AMCIZ PRO-08 | Fidelity® California Municipal Income Fund
Fund Summary Fund/Class:<br/>Fidelity® California Municipal Income Fund/Fidelity Advisor® California Municipal Income Fund A, M, C, I, Z
Investment Objective
The fund seeks a high level of current income, exempt from federal and California personal income taxes.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 31 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity® California Municipal Income Fund} - 02.28 Fidelity California Municipal Income Fund AMCIZ PRO-08 - Fidelity® California Municipal Income Fund	Fidelity Advisor California Municipal Income Fund: Class A		Fidelity Advisor California Municipal Income Fund: Class M		Fidelity Advisor California Municipal Income Fund: Class C		Fidelity Advisor California Municipal Income Fund: Class I	Fidelity Advisor California Municipal Income Fund: Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%		4.00%		none		none	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	1.00%	[2]	none	none
[1]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® California Municipal Income Fund} - 02.28 Fidelity California Municipal Income Fund AMCIZ PRO-08 - Fidelity® California Municipal Income Fund	Fidelity Advisor California Municipal Income Fund: Class A	Fidelity Advisor California Municipal Income Fund: Class M	Fidelity Advisor California Municipal Income Fund: Class C	Fidelity Advisor California Municipal Income Fund: Class I	Fidelity Advisor California Municipal Income Fund: Class Z
Management fee	0.36%	0.36%	0.36%	0.36%	0.36%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	1.00%	none	none
Other expenses	0.18%	0.14%	0.19%	0.19%	0.08%	[1]
Total annual operating expenses	0.79%	0.75%	1.55%	0.55%	0.44%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example {- Fidelity® California Municipal Income Fund} - 02.28 Fidelity California Municipal Income Fund AMCIZ PRO-08 - Fidelity® California Municipal Income Fund - USD ($)	Fidelity Advisor California Municipal Income Fund: Class A	Fidelity Advisor California Municipal Income Fund: Class M	Fidelity Advisor California Municipal Income Fund: Class C	Fidelity Advisor California Municipal Income Fund: Class I	Fidelity Advisor California Municipal Income Fund: Class Z
1 year	$ 477	$ 474	$ 258	$ 56	$ 45
3 years	642	630	490	176	141
5 years	821	800	845	307	246
10 years	$ 1,339	$ 1,293	$ 1,845	$ 689	$ 555

Hold Shares
Expense Example, No Redemption {- Fidelity® California Municipal Income Fund} - 02.28 Fidelity California Municipal Income Fund AMCIZ PRO-08 - Fidelity® California Municipal Income Fund - USD ($)	Fidelity Advisor California Municipal Income Fund: Class A	Fidelity Advisor California Municipal Income Fund: Class M	Fidelity Advisor California Municipal Income Fund: Class C	Fidelity Advisor California Municipal Income Fund: Class I	Fidelity Advisor California Municipal Income Fund: Class Z
1 Year	$ 477	$ 474	$ 158	$ 56	$ 45
3 Years	642	630	490	176	141
5 Years	821	800	845	307	246
10 Years	$ 1,339	$ 1,293	$ 1,845	$ 689	$ 555

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal and California personal income taxes.
  Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company (FMR)'s view of how the fund's competitive universe will perform over time.
  Allocating assets across different market sectors and maturities.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.

Principal Investment Risks
  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Geographic Concentration. Unfavorable political or economic conditions within California can affect the credit quality of issuers located in that state.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year-by-Year Returns Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	8.59%	September 30, 2009
Lowest Quarter Return	-4.58%	December 31, 2010
Year-to-Date Return	2.87%	March 31, 2019

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2018

Average Annual Total Returns{- Fidelity® California Municipal Income Fund} - 02.28 Fidelity California Municipal Income Fund AMCIZ PRO-08 - Fidelity® California Municipal Income Fund	Past 1 year	Past 5 years	Past 10 years
Fidelity Advisor California Municipal Income Fund: Class A | Return Before Taxes	(3.67%)	2.82%	4.46%
Fidelity Advisor California Municipal Income Fund: Class A | After Taxes on Distributions	(3.68%)	2.79%	4.44%
Fidelity Advisor California Municipal Income Fund: Class A | After Taxes on Distributions and Sales	(1.14%)	2.85%	4.26%
Fidelity Advisor California Municipal Income Fund: Class M | Return Before Taxes	(3.63%)	2.87%	4.49%
Fidelity Advisor California Municipal Income Fund: Class C | Return Before Taxes	(1.39%)	2.89%	4.09%
Fidelity Advisor California Municipal Income Fund: Class I | Return Before Taxes	0.59%	3.91%	5.13%
Bloomberg Barclays Municipal Bond Index(reflects no deduction for fees, expenses, or taxes)	1.28%	3.82%	4.85%
Bloomberg Barclays California Enhanced Municipal Bond Index(reflects no deduction for fees, expenses, or taxes)	1.13%	3.98%	5.29%

02.28 Fidelity California Municipal Income Fund AMCIZ PRO-08 | Fidelity® California Municipal Income Fund | Fidelity Advisor California Municipal Income Fund: Class A
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% or 0.25%, respectively.
02.28 Fidelity California Municipal Income Fund AMCIZ PRO-08 | Fidelity® California Municipal Income Fund | Fidelity Advisor California Municipal Income Fund: Class M
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% or 0.25%, respectively.
02.28 Fidelity California Municipal Income Fund AMCIZ PRO-08 | Fidelity® California Municipal Income Fund | Fidelity Advisor California Municipal Income Fund: Class C
On Class C shares redeemed less than one year after purchase.